SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On August 5, 2021, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per unit, payable on September 29, 2021 to unitholders of record as at the close of business on August 31, 2021.